Peachtree Alternative Strategies Fund
Schedule of Investments
July 31, 2021 (Unaudited)

								Next
					Initial			Available
	% of				Acquisition		Redemption	Redemption
Portfolio Funds*	Net Assets		Cost(1)	Fair Value	Date		Frequency(2)	Date
Equity:
Glazer Enhanced Offshore Fund, Series 1	4.6%		$6,676,764	$9,881,027	3/1/2020	(3)	Monthly	8/31/2021
Moon Capital Global Equity Offshore Fund Ltd., Class S, Series A-84	0.0%	(4)	86,437	41,707	1/3/2017		N/A	(5)
Pleiad Asia Offshore Feeder Fund, Class A-A1, Multiple Series	1.8%		2,236,663	3,712,658	1/3/2017		Quarterly	9/30/2021	(6)
Pleiad Asia Offshore Feeder Fund, Class A-A5, Series 01-18	3.0%		4,504,047	6,453,110	1/3/2017	(3)	Quarterly	9/30/2021	(6)
Suvretta Offshore Fund Ltd., Class 1-A, Multiple Series	4.3%		6,471,352	9,185,973	8/1/2017	(3)	Quarterly	9/30/2021
TPG Public Equity Partners-A, L.P.	4.3%		6,746,089	9,076,662	1/3/2017	(3)	Quarterly	9/30/2021	(6)
Total Equity	18.0%		$26,721,352	$38,351,137

Fixed Income:
Anchorage Capital Partners Offshore Ltd., Series K	0.3%		$562,920	$684,095	3/1/2019		Quarterly	9/30/2021	(6)
Concordia G-10 Fixed Income Relative Value Ltd., Class B, Series 08-19	4.5%		9,000,020	9,604,785	8/1/2019	(3)	Monthly	8/31/2021
Doubleline Opportunistic Income Fund Ltd., Class B, Series 1	4.7%		8,608,783	10,135,163	3/1/2017	(3)	Quarterly	9/30/2021
King Street Capital Offshore Ltd., Class A, Series 1	4.1%		7,255,114	8,851,968	1/3/2017	(3)	Quarterly	9/30/2021	(6)
King Street Capital Offshore Ltd., Class S, Multiple Series	0.7%		1,372,073	1,397,123	1/3/2017	(3)	N/A	(5)
PIMCO Tactical Opportunities Fund, L.P., Class A	4.8%		7,878,627	10,279,629	7/1/2017	(3)	Semi-Annual	12/31/2021	(7)
Total Fixed Income	19.1%		$34,677,537	$40,952,763

Multi-Strategy:
Davidson Kempner Partners	9.3%		$16,245,076	$19,827,821	1/3/2017	(3)	Semi-Annual	12/31/2021
D.E. Shaw Composite International Fund	6.9%		8,050,227	14,806,266	1/3/2017		Quarterly	9/30/2021
ExodusPoint Partners International Fund, Ltd., Class B, Standard Series	6.8%		13,000,000	14,488,541	6/1/2020	(3)	Quarterly	9/30/2021	(8)
HBK Multi-Strategy Offshore Fund Ltd., Class A, Lead Series	4.5%		8,153,977	9,489,211	11/1/2017	(3)	Quarterly	9/30/2021	(6)
Hudson Bay International Fund Ltd., Class A, Multiple Series	8.8%		14,000,000	18,878,447	10/1/2018	(3)	Quarterly	6/30/2021	(6)
Paloma International Ltd., Class C, Multiple Series	7.9%		15,500,025	16,885,016	6/1/2019	(3)	Annual	12/31/2021
Verition International Multi-Strategy Fund, Ltd., Class C, Series 1	4.3%		9,000,000	9,196,853	1/31/2021	(3)	Quarterly	10/31/2021	(6)
Total Multi-Strategy	48.5%		$83,949,305	$103,572,155

Opportunistic:
Palmetto Fund Ltd., Class D	3.9%		$8,498,530	$8,303,740	1/1/2018	(3)	Quarterly	9/30/2021
Voya Mortgage Investment Fund, Institutional Class, Lead Series	4.2%		7,503,946	8,932,981	1/3/2017	(3)	Quarterly	9/30/2021
Total Opportunistic	8.1%		$16,002,476	$17,236,721

Total Investments In Portfolio Funds	93.7%		$161,350,670	$200,112,776

		% of
Money Market Funds	Shares	Net Assets	Cost(1)	Fair Value

Fidelity Investments Government Money Market Portfolio,
Institutional Class, 0.01%(9)	10,762,483	5.0%	$10,762,483	$10,762,483

Total Investments		98.7%	$172,113,153	$210,875,259

Other Assets in Excess of Liabilities		1.3%		$2,864,659

Net Assets		100.0%		$213,739,918

(1) There were no unfunded capital commitments as of July 31, 2021.
(2) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g. a soft lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 25 to 90 days.
(3) The Portfolio Fund was purchased on multiple dates with the initial purchase date shown.
(4) Amount is less than 0.05%.
(5) Redemptions are not permitted until the underlying special investments are sold/liquidated.
(6) Subject to 25% investor level quarterly gate.
(7) Subject to 33% investor level semi-annual gate.
(8) Subject to 12.50% investor level quarterly gate.
(9) Rate disclosed is the seven day effective yield as of July 31, 2021.

* All Portfolio Funds are non-income producing and are issued in private placement transactions, and as such, are restricted to resale.